INCOME TAXES - Disclosure of deferred taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Tax [Line Items]
Deferred tax assets	$ 4,492	$ 3,139
Deferred tax liabilities	(1,313)	(1,783)
Reclassification of deferred tax assets	(328)	(52)
Reclassification of deferred tax liabilities	328	52
Deferred tax assets	4,164	3,087
Deferred tax liabilities	(985)	(1,731)
Forward exchange contracts [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	43	0
Deferred tax liabilities	0	(219)
Property and equipment and Intangible assets [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	2,623	2,398
Deferred tax liabilities	(1,313)	(1,564)
Share issuance costs and other reserves [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	471
Deferred tax liabilities	0
Accrued liabilities [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets		94
Deferred tax liabilities		0
Leases [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	55	120
Deferred tax liabilities	0	0
Restricted Share Units [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	822	322
Deferred tax liabilities	0	0
Tax losses [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	478	205
Deferred tax liabilities	$ 0	$ 0